EXHIBIT 99.23

DIGITAL RISK EXCEPTION REPORT

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
xxxxxx	833976	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	833977	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	833979	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Inaccurate- The security instrument was not completed accurately. The Notary date is xxxxxx and the borrower hand dated the mortgage as xxxxxx. Response 1 (04/10/2025 1:24PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	833980	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow for a 30% gift of equity. Considered non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating factors: 802 FICO, 43 mos reserves	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
xxxxxx	833981	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow for a 30% gift of equity. Considered non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating factors: 802 FICO, 42 mos reserves	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
xxxxxx	833982	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) DSCR - Program Parameters - Other- The lender provided an exception to allow for a 30% gift of equity. Considered non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided dated xxxxxx and supports original appraised value.	Compensating factors: 802 FICO, 42 mos reserves	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
xxxxxx	833983	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (04/10/2025 10:53AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	833984	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (04/01/2025 4:00PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the Business Purpose Affidavit. Additional conditions may apply. Response 1 (04/02/2025 8:33AM) Documentation received is sufficient. (Resolved) (Open) DSCR - Program Parameters - Other- Lender Exception provided for "2nd mortgage payment being paid in cash." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating Factors: Fico is 40 points greater than min FICO score, experienced investor assets exceed required reserves by 6 months	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	833985	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Waived)	(Open) Program Parameters - Other- Lender Exception provided to "accept transferred appraisal "As Is"." ( U/W requesting project info be corrected to match with Questionnaire). Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating factors: Excess reserves $82K, FICO 788, Residual income $4,402.69	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	833986	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Borrower - Residency Alien Documentation- The borrower indicates Permanent Resident Alien status, however, the file contains no evidence documenting status as legally. The loan file obtains the borrower's driver license; however, no other identification as required per Lender's guides is contained in the loan file. Response 1 (03/31/2025 7:51AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
xxxxxx	833987	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (03/26/2025 9:02AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Lender Exception provided to approve a New Project with unit owners not in control of HOA and to allow a Project that requires Mortgagee to pay delinquent HOA dues. Determined non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. Lender Exception provided to allow xxxxxx loan amount at 75% LTV when max is $2,000,000 for investment purchase. ?Determined non-material based on compensating factors (waived).

(Clear) Contract - Missing-

The file contained no evidence of a properly executed sales contract. The file did not contain the sales contract. Noted, the HUD reflected a seller credit in the amount of $87,000 which should be reflected on the contract. Additional conditions may apply.

Response 1 (03/26/2025 1:29PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal which supports the appraised value.	Compensating factors: FICO 782 when 680 is minimum; residual income $46,956. Compensating factors: Compensating factors: FICO 782 when 680 is minimum; residual income $46,956.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	833988	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Insufficient Documentation- The subject loan was approved under the bank statement program, which the borrower is required to provide 12 month of bank statements, which are required to be eligible and complete. The 11 out of the 12 months of bank statements obtained in the loan file are missing pages. Response 1 (04/01/2025 1:29PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	833989	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Open) Program Parameters - Property Type- Lender Exception provided to "Allow financing to proceed for a Unit within a project converted from xxxxxx (prior to 2006)." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the file contains a CDA, dated xxxxxx, that supports the value.	Borrowers have high FICOs (752 & 774) with 20+ yr credit history; Borrowers have owned primary for 16+ years, xxxxxx employed 5+ years with employer, DTI < 40%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	833990	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Open) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	833991	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on xxxxxx does not reflect the correct Disbursement Date when compared to the consummation date of xxxxxx. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii). (Waived)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	833992	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (04/23/2025 12:03PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- The loan file is missing the background search for the borrowing entity to include liens and judgment search. Response 1 (04/22/2025 1:16PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	833993	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated xxxxxx, that supports the value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	833994	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (03/26/2025 9:11AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow borrower to proceed as a 1st time investor without owning a primary residence and without only having a 3-month history of previous investment property ownership. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: Fico score 764, DSCR 1.351%, borrower has a 10 + year credit history, assets exceed required 12 months.	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	833995	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Appraisal and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Waived)

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Waived)

								(Open) Program Parameters - Other- Lender Exception provided to "allow expense factor of 50% usage for income analysis qualification." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating factors: excess reserves $100K, FICO 761, years on job 14.2 years	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	833996	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Appraisal - Aged > 120 days-

Lender's Exception - The appraisal was > 120 days at the time of closing; however, the Lender accepted the original appraisal. Compensating factors deems as non-material. (waived)

(Open) Program Parameters - Property Type-

Lender's Exception - Lender allowed the subject property to be located in a xxxxxx Area. Compensating factors deems as non-material. (waived)

(Clear) Verification Documentation - VOE Self-Employed/Missing-

Per Lender's guides, proof that the borrower's business is active by a third-party source dated within 10 days of the note is required to be obtained. The loan file obtains a letter from a Tax Preparer; however, the letter is not dated. The loan file does not obtain any other third party source verifying the borrower's business as active.

Response 1 (03/27/2025 11:12AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Compensating factors - 20 months reserves, $7,965.90 residual income per month, 756 mid score. Compensating factors - 20 months reserves, $7,965.90 residual income per month, 756 mid score.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
xxxxxx	833997	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (03/28/2025 12:40PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Missing background check- The required background check for xxxxxx is missing from the loan file. Response 1 (03/31/2025 7:44AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Second appraisal in file and supported original appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	833999	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not signed by the lender. Response 1 (03/14/2025 11:17AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Contract Addendum - Missing- The Sales Contract Addendum is missing to verify seller credit in the amount of $27,600. Closing disclosure and appraisal reflect the seller credit but the purchase contract provided does not. Guidelines state interested party contributions must be properly disclosed in the sales contract. Response 1 (03/17/2025 1:56PM) Please provide most recent item 20. Item 20 in the loan file is blank. (Upheld) Response 2 (03/19/2025 2:53PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	834002	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: Missing page 1 of the Loan agreement Response 1 (03/31/2025 12:37PM) The documentation provided is sufficient to cure the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not executed by the lender. Response 1 (04/01/2025 4:37PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	834004	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Waived)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Waived)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	834005	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (03/28/2025 12:42PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

The loan file is missing the required xxxxxx and xxxxxx SSR's per xxxxxx guidelines. Additional conditions may apply.

Response 1 (03/27/2025 5:47PM)
Document provided and CU score meets guidelines. (Resolved)

(Clear) DSCR - Program Parameters - Other-

The loan file is missing the final completion report xxxxxx/xxxxxx Forms 1004D/465. The appraiser states on the addendum 1) The xxxxxx. The subject does not have xxxxxx currently. The POC stated the contractor is going to be xxxxxx in the next week. Cost to cure can range from $2,500 to $20,000 depending on the scope of work wit hthe high end price would cover xxxxxx. xxxxxx could cost $5,000. each including xxxxxx per appraiser. The final completion report is not in the file. Additional conditions may apply.

Response 1 (03/27/2025 5:46PM)
1004D completed on 3.10.2025 references that the xxxxxx that have xxxxxx are have been installed. xxxxxx. All appliances and utilities were functional at time of inspection. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	848357	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/11/2025 9:15AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient- Per the guidelines, liability coverage in the minimum amount of $100,000.00 is required. There is an email document in the loan file from xxxxxx stating xxxxxx has xxxxxx in liability coverage but the policy and premium are missing from the loan file. Additional conditions may apply. Response 1 (09/09/2025 6:42AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.0.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	848358	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/12/2025 9:25AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- Value is supported within 10% of original appraisal amount. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file also contained a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848359	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/12/2025 9:28AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848360	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) Federal - HPML APR/Non-Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.286% and the calculated APR 9.2395%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: xxxxxx. The loan is a non-compliant HPML due to the following: Appraisal requirements have not been met.

Response 1 (08/26/2025 3:12PM)
The loan is a compliant Federal HPML, Appraisal requirements have been met.(Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The loan file contained a CDA dated xxxxxx which supported the appraised value. CU score is 1.8		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
xxxxxx	848362	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx.Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	848363	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an SSR dated xxxxxx with a CU score over 2.5; however, the loan file also contained a CDA dated xxxxxx which supports the appraised value. The CDA was a second valuation product, per the rating agencies, this is graded as an xxxxxx. Response 1 (08/22/2025 7:26AM) Upon further review this should be graded and xxxxxx. (Resolved)		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	848364	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/02/2025 9:46AM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B to the Loan Agreement is missing the execution date. Response 1 (08/27/2025 12:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

A personal Guaranty is required from one or more owners representing a majority ownership interest and any individual whose assets were used to qualify for the loan. (51% or more). The following are missing for xxxxxx: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship. 2) An authorization for a credit report and background report. 3) Identification documentation must be provided as in a driver's license, passport, or similar

Response 1 (08/27/2025 5:51PM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing background check-

Missing background check per guidelines. The background check for xxxxxx is missing from the loan file.

Response 1 (08/27/2025 5:51PM)
Documentation received is sufficient. (Resolved)

(Open) DSCR - Program Parameters - Other-

The lender provided an exception to allow for a change in the entity structure after application date. Considered non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The lender provided an exception to allow for a xxxxxx property. Considered non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.6.	Compensating factors: 721 FICO, 113 mos reserves Compensating factors: 721 FICO, 113 mos reserves	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
xxxxxx	848365	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/11/2025 12:10PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848367	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (08/28/2025 8:10AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Verification Documentation - VOR-

The VOR in file for the borrowers primary residence is from a private party which requires 12 months canceled checks to support. The canceled checks are missing from the loan file.

Response 1 (09/03/2025 2:18PM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

Per guidelines: Borrower must provide a 12 month history of rental income from a currently owned short term rental equal to the forecasted income of the subject property to support their experience. Proof of 12 months experience is missing from the loan file.

Response 1 (09/08/2025 7:52AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	771 score. 76.5% LTV. 11 months of reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	848368	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	848369	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not executed by the lender. Response 1 (09/10/2025 11:00AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848372	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (08/28/2025 8:20AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow the use of the lease agreement for two years beginning xxxxxx for $1,475 a month rent confirmed by appraisal. xxxxxx guidelines require if lease amount is higher than 1007 requires two months’ rent receipts. Determine non-material based on compensating factors (waived). (Clear) DSCR - Program Parameters - Other- The loan file is missing the required Appraisal Completion Report. Additonal condtions may apply. Response 1 (08/29/2025 7:26AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: Fico score 722,	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	848374	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee, Desk Review Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated xxxxxx which supported the appraised value. CU score is 2.5.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	848375	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/02/2025 10:15AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Program Parameters - Other- Guarantors are required to complete a limited application that includes their name, address, date or birth, social security number and citizenship. Authorization to pull credit report and background report are required along with the guarantor's credit score meeting the minimum program guidelines. The required documents are missing for xxxxxx. Response 1 (08/27/2025 5:45PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	848376	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not executed by the lender. Response 1 (09/10/2025 10:36AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA was provided dated xxxxxx and supported the original appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848377	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/11/2025 11:08AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient- Per the guidelines, liability coverage in the minimum amount of $100,000.00 is required. The hazard policy does not reflect any liability coverage. Response 1 (09/09/2025 6:46AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	848379	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/02/2025 11:08AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848383	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender. Response 1 (09/12/2025 4:52PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848384	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/09/2025 5:15PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2.2.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848385	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/11/2025 9:42AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848386	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/02/2025 9:10AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848387	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (08/27/2025 11:33AM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	848388	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/09/2025 9:06AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Per the guidelines non-borrowing guarantors must provide a limited application with name, address, DOB, SSN and citizenship. Additional ID such as a driver's license or passport is required. A credit report and fraud report, along with authorization to pull must be obtained with the guarantor meeting the minimum credit score requirements. The second member, xxxxxx, signed the Guaranty Agreement however, the file is missing all other required documentation. Guideline requirements have not been met.

Response 1 (09/08/2025 7:47AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	848389	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Open) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. HUD1 in file is not stamped or signed by borrower and has Preliminary across it.	(Open) Appraisal - Other-

The loan file contains a lender exception for using appraisal form xxxxxx instead of required form xxxxxx. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception subject is a xxxxxx family, guidelines require each unit is to be a minimum of 500 sq feet but xxxxxx of the units are only xxxxxx each. Determined non-material based on compensating factors (waived).

(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception for borrower experience, inexperienced borrowers not allowed on 5-10 properties, recently inherited. Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating factors: >12 months PITI, LTV 5% less than max Compensating factors: >12 months PITI, LTV 5% less than max Compensating factors: >12 months PITI, LTV 5% less than max	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	848391	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	849852	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/25/2025 4:25PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849853	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/09/2025 8:40AM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Name Discrepancy- The Vested Interest on the Security Instrument is inconsistent with the Title. The loan file did not contain the transfer deed from xxxxxx and xxxxxx to xxxxxx. Response 1 (09/12/2025 11:01AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to proceed with refinance for Borrow with 699 FICO and LTV greater than 65%. Determined non-material based on compensating factors.

(Clear) DSCR - Program Parameters - Other-

Per the guidelines non-borrowing guarantors must provide a limited application with name, address, DOB, SSN and citizenship. Additional ID such as a driver's license or passport is required. A credit report and fraud report, along with authorization to pull must be obtained with the guarantor meeting the minimum credit score requirements. The second member, xxxxxx signed the Guaranty Agreement however, the file is missing all other required documentation. Guideline requirement have not been met.

Response 1 (09/08/2025 7:16AM)
Photo ID is not legible. (Upheld)

Response 2 (09/10/2025 9:06AM)
Borrower ID received a second time. Still need xxxxxx ID. (Upheld)

Response 3 (09/12/2025 6:41AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Per the guidelines a Chapter 7 bankruptcy must be discharged, a minimum of twelve months prior to the Note Date. The length of time is measured from the discharge or dismissed date. The bankruptcy and Notice of filing under Chapter 7 identifies that the Borrowed filed on xxxxxx, however the loan file is missing documents to support the date that Chapter 7 bankruptcy was discharged or dismissed.

Response 1 (09/09/2025 6:33AM)
PACER reflected the BK. The discharge information was also provided. Discharged xxxxxx. (Resolved)

(Clear) Assets - Bank Statements-

Per the guidelines assets must be seasoned for 60 days. The loan file contains two xxxxxx accounts, with one bank statement for each account. An additional consecutive statement for each xxxxxx account is needed to meet the guideline requirement.

Response 1 (09/11/2025 8:12AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Assets were required in the amount of $19493 ($1921 funds due at closing + $17572 reserves). Assets were verified in the amount of $15962 (xxxxxx $4986 + xxxxxx $3442 + xxxxxx $7534) resulting in short reserves in the amount of $3531.

Response 1 (09/11/2025 8:15AM)
It could not be determined if the projected figure had been adjusted for loan balance. Please provided a current reconciled cash surrender value. (Upheld)

Response 2 (09/12/2025 3:40PM)
Upon further review assets required are accounted for after recalculation. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supported the appraised value.	Compensating Factors: Experienced Investor, Repeat xxxxxx Client	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
xxxxxx	849854	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/18/2025 3:41PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849855	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	849859	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The loan agreement was not executed by the lender. Response 1 (09/11/2025 10:28AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- Per the guidelines non-borrowing guarantors must provide a limited application with name, address, DOB, SSN and citizenship. Additionally, ID such as a driver's license or passport is required. A credit report and fraud report, along with authorization to pull must be obtained with the guarantor meeting the minimum credit score requirements. The second member, xxxxxx signed the Guaranty Agreement however, the file is missing all other required documentation. Response 1 (09/11/2025 8:18AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA was provided and supports original appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	849861	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/25/2025 9:19AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Other- Per the guidelines, properties must contain a full kitchen. The appraiser indicates appliances for subject property include a xxxxxx, however, photo of the kitchen does not indicate a xxxxxx is in place. Please provide evidence of the stove being installed. Response 1 (09/30/2025 8:10AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal completed on xxxxxx which supports the value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	849862	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/26/2025 5:23PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849864	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) Income - Other- The loan application reflects income of $3750 for second borrower , xxxxxx. The loan file contains proof business is active within 10 days of note date, xxxxxx 1099 transcript along with bank statements reflecting YTD earnings. Based on the documents provided in the loan file the lender used greater than a 10% expense factor; however, a 3rd party prepared P&L was not provided in the loan file to confirm the expense factor. Reviewer unable to confirm income of $3750. Response 1 (09/24/2025 2:35PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
xxxxxx	849865	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/15/2025 11:36AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849867	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other- The appraisal transfer letter on the originating lenders letterhead is missing from the loan file. Response 1 (09/17/2025 8:33AM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	849870	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.252% and the calculated APR 9.186, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: xxxxxx. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) Program Parameters - LTV-

The LTV does not meet the program eligibility guidelines. Guidelines state the max LTV for a purchase with a gift funds is 80%. The subject closed with an LTV of 90%. A lender Exception was provided for the increase of the LTV to 90%. Determined non-material based on compensating factors. (waived)

(Open) Program Parameters - Other-

The borrower is using $7K in gift funds to close. The gift letter states the gift funds are from the borrowers girlfriend. A lender Exception was provided to allow for the gift funds from the borrower's girlfriend. Determined non-material based on compensating factors. (waived)

(Clear) Verification Documentation - VOE/Missing-

Borrower was qualified as a 1099 employee of xxxxxx. Guidelines require proof that the business is active by a third-party source dated within 10 days of the note. No documentation was provided to confirm.

Response 1 (09/19/2025 11:11AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating Factors: Borrower has a 726 credit score and a DTI of 29.433%. Compensating Factors: Borrower has a 726 credit score and a DTI of 29.433%.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
xxxxxx	849871	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as "Other"; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	849872	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Clear) TRID - CD - Revised CD Delivery Date (No Waiting Period)-

This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on xxxxxx was signed and dated xxxxxx which is after consummation, xxxxxx.

Response 1 (09/26/2025 11:01AM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) Assets - Cash to Close- The file is missing verification of the stated Bridge Loan in the amount of xxxxxx from the sale of the borrowers primary residence located at xxxxxx. Additional conditions may apply. Response 1 (09/24/2025 7:12PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
xxxxxx	849874	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/19/2025 5:01PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception for the borrower living rent free, verification of lease and 2 months' rent is not available. Determined non-material based on compensating factors (waived). (Open) Appraisal - Other- The loan file contains a lender exception to waive the foundation inspection; property built prior to 1925. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating factors: DSCR >1.0, 794 FICO Compensating factors: DSCR >1.0, 794 FICO	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	849875	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/19/2025 4:58PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other- The loan file contains a lender exception for the borrower living rent free, verification of lease and 2 months’ rent is not available. Determined non-material based on compensating factors (waived). (Open) Program Parameters - Property Type- The loan file contains a lender exception to waive the foundation inspection; property built prior to 1925. Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating factors: DSCR >1.0, 794 FICO Compensating factors: DSCR >1.0, 794 FICO	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	849876	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/12/2025 5:04PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) Program Parameters - Other-

The lender provided an exception to allow a for 1 comp located outside the subject project. Considered non-material based on compensating factors (waived).

(Open) Program Parameters - Other-

The lender provided an exception to allow the transaction to proceed as a xxxxxx despite the appropriate box on the condo questionnaire not being checked. Considered non-material based on compensating factors (waived).

(Clear) Program Parameters - Other-

The file does not contain verification of the borrowers short term rental experience. Per guidelines “Borrower must show a history of owning and managing a minimum of 1 vacation rental in the same short term rental market for at least 12 months in the last 36 months”

Response 1 (09/12/2025 6:33AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating factors: 805 FICO, experienced investor Compensating factors: 805 FICO, experienced investor	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	849878	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/19/2025 4:40PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849880	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/26/2025 5:11PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

The loan file contains a lender exception to allow rural property. xxxxxx guidelines state no rural properties. Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Borrower 1 was 50%/50% owner of the borrowing entity, xxxxxx, with a non-borrower, xxxxxx. Lender guidelines require Personal Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the Guaranty for both guarantors as required. However, the loan file did not contain a 1) limited application that includes name, address, date of birth, social security, and citizenship 2) authorization for credit report and 3) background check. Additional conditions may apply.

Response 1 (09/26/2025 6:19AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: Fico score 785, experienced investor.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	849885	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Open) Program Parameters - Other-

The subject property is a Bridge Loan purchase. Guidelines allow for max cash back of $5000. The subject exceeds the max cash back of $5000. A lender Exception was provided to allow for the excessive cash back. Determined non-material based on compensating factors. (waived)

(Clear) Assets - Minimum Reserves-

The guidelines state 3 months or $$10,552 are required cash reserves. The file indicates the borrower is $4268 short reserves. No lender exception was provided.

Response 1 (09/16/2025 9:13AM)
Funds calculated in rebuttal did not use the latest statement for xxxxxx xxxxxx. The 6/3/2025 statement was used. The 8/3/2025 statement for xxxxxx xxxxxx was used at review, which is just under $15,000 less. The shortage stands. (Upheld)

Response 2 (09/18/2025 12:23PM)
Explanation received is sufficient. (Reolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating Factors: Borrower has a credit score of 792 and an LTV of 65%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	849888	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/15/2025 11:05AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849889	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) Security Instrument - Incomplete- The security instrument was not completed accurately. The Name of the Development on the PUD Rider is blank and does not match the PUD Development Name on the legal description, of the Security Instrument. Response 1 (09/11/2025 1:11PM) The documentation provided is sufficient to clear the finding. (Resolved) (Open) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) Debts - Not Verified- The application and approval state the borrower obtained a Bridge Loan in the amount of xxxxxx. The file is missing the required Bridge Loan documentation to verify the first mortgage on the borrower's current primary home was paid off with the Bridge Loan. Otherwise, the DTI will exceed 50%. Response 1 (09/10/2025 10:34AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
xxxxxx	849890	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (10/03/2025 8:13AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Per guidelines, the source of funds for the delayed purchase transaction must be documented. The loan file does not include bank statements reflecting the source of funds for the original purchase transaction.

Response 1 (09/11/2025 12:08PM)
Upon further review subject loan was not a delayed financing transaction. (Resolved)

(Open) DSCR - Program Parameters - Other-

The loan file contains an exception to waive the foundation inspection for a property built in xxxxxx. Determined non material based on compensating factors. (waived)

(Open) DSCR - Program Parameters - Other-

The loan file contains an exception to allow loan to close based on the deed signing date as opposed to the settlement statement date. Determined non material based on compensating factors. (waived)

(Clear) DSCR - Missing background check-

The loan file is missing the background search to include a lien and judgment search for the borrowing entity xxxxxx.

Response 1 (09/12/2025 6:52AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.	comp factors: credit 733, LTV 46.354, reserves > $200k comp factors: credit 733, LTV 46.354, reserves > $200k	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	849894	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) ROR - Timing-

This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3) ).The funding date, xxxxxx is before the third business day following consummation, xxxxxx.

Response 1 (09/24/2025 11:38AM)
The documentation provided is not sufficient to clear the finding. The CD issued on xxxxxx was provided in the original loan file and doe snot address the issue. The loan closed on xxxxxx and the borrower has until midnight of xxxxxx to rescind. The Final CD issued on xxxxxx discloses the funding date as xxxxxx; the loan funded prior to the end of the rescission period. Please provide evidence of funding of loan. (Upheld)

Response 2 (09/30/2025 9:18AM)
There-opened rescission expired at midnight on xxxxxx clearing the exception.(Resolved)

								(Clear) Income - Other/Missing- The borrower was qualified under the 24 months bank statement program. The file is missing the required bank statements from 06/2024 - 01/2024. Response 1 (09/17/2025 7:58AM) Documentation received is sufficient. (Resolved) (Clear) Debts - Not Verified- The borrower owns 2 rental properties located at xxxxxx and xxxxxx. The file is missing the required verification of HOI for both properties. Response 1 (09/17/2025 8:01AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
xxxxxx	849896	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Open) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee. A cost to cure in the amount of $200.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (09/24/2025 11:52AM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) Income - Other- The loan file is missing income documentation supporting the borrowers qualifying income of $38,486.64/mo. Additional conditions may apply as it is unclear how the lender qualified the borrowers income therefore more specific findings cannot be provided at time of audit. Response 1 (09/19/2025 10:57AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		3	2	4	1	3	2	1	1	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B	C	B	D	A	A	A	C	B
xxxxxx	849897	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/17/2025 10:03AM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Name Discrepancy- The vested interest on the security instrument could not be verified as accurate. Although there was a Warranty deed in the file, it was not executed. Response 1 (09/17/2025 10:03AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	849898	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/25/2025 11:46AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849902	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/12/2025 11:32AM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Incomplete- The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The 1-4 Family Rider is missing Page 3. Response 1 (09/12/2025 11:32AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) Condo - Other- Lender Exception provided for "Investor concentration at 77%." Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Compensating Factors: Low DTI, Excess Reserves, Great Credit	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
xxxxxx	849903	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Open) TRID - CD - Section B incorrect payee- The loan contains a fee where compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Assets - Cash to Close- The file is missing verification of the stated Bridge Loan in the amount of xxxxxx on borrower's primary residence located at xxxxxx. Additional conditions may apply. Response 1 (09/26/2025 6:33AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
xxxxxx	849905	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan agreement was not executed by the Lender. Response 1 (09/11/2025 12:44PM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Exhibit B of the Loan Agreement does not reflect the execution date. Response 1 (09/11/2025 12:45PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.5.		3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	849907	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (09/10/2025 10:33AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Security Instrument - Name Discrepancy-

The security instrument was not completed accurately. The Mortgage reflects vesting as an Entity; however, the current vesting on the Title Report reflects xxxxxx and xxxxxx. While a gift deed is included in the file to transfer interest to the Entity, the deed is not executed.

Response 1 (09/10/2025 10:33AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report 3) Identification documentation as in a driver's license, passport, or similar. The loan file is missing the required documentation for xxxxxx (50% ownership of LLC).

Response 1 (09/10/2025 10:30AM)
License for xxxxxx is not legible. (Upheld)

Response 2 (09/11/2025 1:34PM)
Legible copy of license provided. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.0.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
xxxxxx	849908	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/16/2025 3:56PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Other- Per the appraisal photos there are xxxxxx, this is a health/safety issue comments and photos are required stating if there are xxxxxx, no comments or photos. Response 1 (09/18/2025 1:03PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	849909	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/19/2025 4:19PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Open) DSCR - Program Parameters - Other-

Lender Exception provided to proceed forward with pending litigation that appears to be settled between parties with no major financial risk to association. Lawsuit is not applicable to subject property or borrower and is not a structural or health and safety issue.  Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report. The file is missing the required documentation for xxxxxx.

Response 1 (09/19/2025 10:36AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: Experienced Investor, FICO 773	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	849910	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (09/16/2025 3:53PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	849912	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (09/25/2025 4:38PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Debts - Not Verified-

The application lists 4 investment properties owned by the borrower. The file is missing verification of PITI for all rentals owned except xxxxxx.

Response 1 (09/24/2025 2:04PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Other-

According to guidelines guarantors are required to provide a loan application, authorization for a credit report and background report as well as identification documents. The loan file did not contains ID documentation; however none of the other required documentation for the non borrowing guarantor, xxxxxx.

Response 1 (09/24/2025 2:06PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.		3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A

Loan Number	Loan ID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
xxxxxx	833991	1 of 3	xxxxxx	xxxxxx	Compliance	TRID - CD - Closing Information/Disbursement Date	xxxxxx	The CD issued on xxxxxx does not reflect the correct Disbursement Date when compared to the consummation date of xxxxxx. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii). (Waived)	Waived					2	2	2	2
xxxxxx	833991	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	833991	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	2
xxxxxx	833987	1 of 5	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (03/26/2025 9:00AM) Docs uploaded.	Response 1 (03/26/2025 9:02AM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	2
xxxxxx	833987	2 of 5	xxxxxx	xxxxxx	Credit	Contract - Missing	xxxxxx	The file contained no evidence of a properly executed sales contract. The file did not contain the sales contract. Noted, the HUD reflected a seller credit in the amount of $87,000 which should be reflected on the contract. Additional conditions may apply.	Resolved	Rebuttal 1 (03/24/2025 4:29PM) Please see attached Contract, Addendum and written consent from xxxxxx.	Response 1 (03/26/2025 1:29PM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	833987	3 of 5	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The subject loan does not meet Program Parameters. Lender Exception provided to allow xxxxxx loan amount at 75% LTV when max is $2,000,000 for investment purchase. ?Determined non-material based on compensating factors (waived).	Waived				Compensating factors: Compensating factors: FICO 782 when 680 is minimum; residual income $46,956.	2	2	3	2
xxxxxx	833987	4 of 5	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The subject loan does not meet Program Parameters. Lender Exception provided to approve a New Project with unit owners not in control of HOA and to allow a Project that requires Mortgagee to pay delinquent HOA dues. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: FICO 782 when 680 is minimum; residual income $46,956.	2	2	3	2
xxxxxx	833987	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal which supports the appraised value.						1	1	3	2
xxxxxx	833997	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (03/28/2025 12:38PM) Docs uploaded.	Response 1 (03/28/2025 12:40PM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	1
xxxxxx	833997	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Missing background check	xxxxxx	The required background check for xxxxxx is missing from the loan file.	Resolved	Rebuttal 1 (03/27/2025 12:15PM) Please see the attached	Response 1 (03/31/2025 7:44AM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	833997	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Second appraisal in file and supported original appraised value.						1	1	3	1
xxxxxx	833984	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not signed by the lender.	Resolved	Rebuttal 1 (04/01/2025 3:59PM) Docs uploaded.	Response 1 (04/01/2025 4:00PM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	2
xxxxxx	833984	2 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the Business Purpose Affidavit. Additional conditions may apply.	Resolved	Rebuttal 1 (03/31/2025 3:14PM) Please see attached business purpose cert.	Response 1 (04/02/2025 8:33AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	833984	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided for "2nd mortgage payment being paid in cash." Determined non-material based on compensating factors (waived).	Waived				Compensating Factors: Fico is 40 points greater than min FICO score, experienced investor assets exceed required reserves by 6 months	2	2	3	2
xxxxxx	833984	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	833982	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	2	2
xxxxxx	833982	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The lender provided an exception to allow for a 30% gift of equity. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 802 FICO, 42 mos reserves	2	2	2	2
xxxxxx	833982	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA provided dated xxxxxx and supports original appraised value.						1	1	2	2
xxxxxx	833981	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	2	2
xxxxxx	833981	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The lender provided an exception to allow for a 30% gift of equity. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 802 FICO, 42 mos reserves	2	2	2	2
xxxxxx	833981	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	833980	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	2	2
xxxxxx	833980	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The lender provided an exception to allow for a 30% gift of equity. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 802 FICO, 43 mos reserves	2	2	2	2
xxxxxx	833980	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	834005	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (03/28/2025 12:41PM) Docs uploaded.	Response 1 (03/28/2025 12:42PM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	1
xxxxxx	834005	2 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the final completion report xxxxxx/xxxxxx Forms 1004D/465. The appraiser states on the addendum 1) The xxxxxx. The subject does not have xxxxxx. The POC stated the contractor is going to be installing xxxxxx in the next week. Cost to cure can range from $2,500 to $20,000 depending on the scope of work wit hthe high end price would xxxxxx. Mini splits could cost $5,000. each including installation per appraiser. The final completion report is not in the file. Additional conditions may apply.	Resolved	Rebuttal 1 (03/27/2025 5:44PM) 1004D references...please review.	Response 1 (03/27/2025 5:46PM) 1004D completed on 3.10.2025 references that the wall units that have xxxxxx. xxxxxx. All appliances and utilities were functional at time of inspection. (Resolved)			3	1	3	1
xxxxxx	834005	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the required xxxxxx and xxxxxx SSR's per xxxxxx guidelines. Additional conditions may apply.	Resolved	Rebuttal 1 (03/27/2025 4:18PM) Please see the attached SSR&xxxxxx.	Response 1 (03/27/2025 5:47PM) Document provided and CU score meets guidelines. (Resolved)			3	1	3	1
xxxxxx	834005	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	1
xxxxxx	833999	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not signed by the lender.	Resolved	Rebuttal 1 (03/14/2025 11:16AM) Docs uploaded.	Response 1 (03/14/2025 11:17AM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	1
xxxxxx	833999	2 of 3	xxxxxx	xxxxxx	Credit	Contract Addendum - Missing	xxxxxx	The Sales Contract Addendum is missing to verify seller credit in the amount of $27,600. Closing disclosure and appraisal reflect the seller credit but the purchase contract provided does not. Guidelines state interested party contributions must be properly disclosed in the sales contract.	Resolved	Rebuttal 1 (03/13/2025 4:02PM) Can we please revisit this condition? Per Item 20. Additional Terms on the provided contract: Seller to contribute 4% towards buyer&xxxxxx closing costs, prepaids and non-allowables Rebuttal 2 (03/17/2025 3:00PM) Please see the attached	Response 1 (03/17/2025 1:56PM) Please provide most recent item 20. Item 20 in the loan file is blank. (Upheld) Response 2 (03/19/2025 2:53PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	833999	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.						1	1	3	1
xxxxxx	833977	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Acknowledged					2	2	2	2
xxxxxx	833977	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	833977	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	833983	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (04/10/2025 10:50AM) Docs uploaded.	Response 1 (04/10/2025 10:53AM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	2	1
xxxxxx	833983	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	833983	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	1
xxxxxx	833976	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not signed by the lender.	Acknowledged					2	2	2	2
xxxxxx	833976	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	833976	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	833979	1 of 3	xxxxxx	xxxxxx	Compliance	Security Instrument - Inaccurate	xxxxxx	The security instrument was not completed accurately. The Notary date is xxxxxx and the borrower hand dated the mortgage as xxxxxx.	Resolved	Rebuttal 1 (04/08/2025 3:53PM) corrected docs	Response 1 (04/10/2025 1:24PM) The documentation provided is sufficient to cure the finding. (Resolved)			3	1	3	1
xxxxxx	833979	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	3	1
xxxxxx	833979	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	1
xxxxxx	834004	1 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Waived)	Waived					2	2	2	2
xxxxxx	834004	2 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Waived)	Waived					2	2	2	2
xxxxxx	834004	3 of 4	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	834004	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	2
xxxxxx	833996	1 of 5	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	3	2
xxxxxx	833996	2 of 5	xxxxxx	xxxxxx	Credit	Appraisal - Aged > 120 days	xxxxxx	Lender's Exception - The appraisal was > 120 days at the time of closing; however, the Lender accepted the original appraisal. Compensating factors deems as non-material. (waived)	Waived				Compensating factors - 20 months reserves, $7,965.90 residual income per month, 756 mid score.	2	2	3	2
xxxxxx	833996	3 of 5	xxxxxx	xxxxxx	Credit	Program Parameters - Property Type	xxxxxx	Lender's Exception - Lender allowed the subject property to be located in a xxxxxx. Compensating factors deems as non-material. (waived)	Waived				Compensating factors - 20 months reserves, $7,965.90 residual income per month, 756 mid score.	2	2	3	2
xxxxxx	833996	4 of 5	xxxxxx	xxxxxx	Credit	Verification Documentation - VOE Self-Employed/Missing	xxxxxx	Per Lender's guides, proof that the borrower's business is active by a third-party source dated within 10 days of the note is required to be obtained. The loan file obtains a letter from a Tax Preparer; however, the letter is not dated. The loan file does not obtain any other third party source verifying the borrower's business as active.	Resolved	Rebuttal 1 (03/25/2025 5:10PM) Attached	Response 1 (03/27/2025 11:12AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	833996	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	833985	1 of 3	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Waived)	Waived					2	2	2	2
xxxxxx	833985	2 of 3	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	Lender Exception provided to "accept transferred appraisal "As Is"." ( U/W requesting project info be corrected to match with Questionnaire). Determined non-material based on compensating factors (waived).	Waived				Compensating factors: Excess reserves $82K, FICO 788, Residual income $4,402.69	2	2	2	2
xxxxxx	833985	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	833989	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not signed by the lender.	Acknowledged					2	2	2	2
xxxxxx	833989	2 of 3	xxxxxx	xxxxxx	Credit	Program Parameters - Property Type	xxxxxx	Lender Exception provided to "Allow financing to proceed for a Unit within a project converted from xxxxxx (prior to 2006)." Determined non-material based on compensating factors (waived).	Waived				Borrowers have high FICOs (752 & 774) with 20+ yr credit history; Borrowers have owned primary for 16+ years, CB employed 5+ years with employer, DTI < 40%.	2	2	2	2
xxxxxx	833989	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the file contains a CDA, dated xxxxxx, that supports the value.						1	1	2	2
xxxxxx	834002	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: Missing page 1 of the Loan agreement	Resolved	Rebuttal 1 (03/28/2025 5:32PM) Attached	Response 1 (03/31/2025 12:37PM) The documentation provided is sufficient to cure the finding. (Resolved)			3	1	3	1
xxxxxx	834002	2 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not executed by the lender.	Resolved	Rebuttal 1 (04/01/2025 4:35PM) Docs uploaded.	Response 1 (04/01/2025 4:37PM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	1
xxxxxx	834002	3 of 4	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	3	1
xxxxxx	834002	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	1
xxxxxx	833988	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	3	1
xxxxxx	833988	2 of 3	xxxxxx	xxxxxx	Credit	Income - Insufficient Documentation	xxxxxx	The subject loan was approved under the bank statement program, which the borrower is required to provide 12 month of bank statements, which are required to be eligible and complete. The 11 out of the 12 months of bank statements obtained in the loan file are missing pages.	Resolved	Rebuttal 1 (03/28/2025 5:51PM) all pages of 12mo bank statements	Response 1 (04/01/2025 1:29PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	833988	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.						1	1	3	1
xxxxxx	833995	1 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv) (Waived)	Waived					2	2	2	2
xxxxxx	833995	2 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Appraisal and Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. (Waived)	Waived					2	2	2	2
xxxxxx	833995	3 of 4	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	Lender Exception provided to "allow expense factor of 50% usage for income analysis qualification." Determined non-material based on compensating factors (waived).	Waived				Compensating factors: excess reserves $100K, FICO 761, years on job 14.2 years	2	2	2	2
xxxxxx	833995	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	833993	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
xxxxxx	833993	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	1	1
xxxxxx	833993	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA, dated xxxxxx, that supports the value.						1	1	1	1
xxxxxx	833994	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (03/26/2025 9:09AM) Docs uploaded.	Response 1 (03/26/2025 9:11AM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	2	2
xxxxxx	833994	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow borrower to proceed as a 1st time investor without owning a primary residence and without only having a 3-month history of previous investment property ownership. Determined non-material based on compensating factors (waived).	Waived				Compensating Factors: Fico score 764, DSCR 1.351%, borrower has a 10 + year credit history, assets exceed required 12 months.	2	2	2	2
xxxxxx	833994	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	2
xxxxxx	833986	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	4	1
xxxxxx	833986	2 of 3	xxxxxx	xxxxxx	Credit	Borrower - Residency Alien Documentation	xxxxxx	The borrower indicates Permanent Resident Alien status, however, the file contains no evidence documenting status as legally. The loan file obtains the borrower's driver license; however, no other identification as required per Lender's guides is contained in the loan file.	Resolved	Rebuttal 1 (03/27/2025 11:16AM) resident card	Response 1 (03/31/2025 7:51AM) Documentation received is sufficient. (Resolved)			4	1	4	1
xxxxxx	833986	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.						1	1	4	1
xxxxxx	833992	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not signed by the lender.	Resolved	Rebuttal 1 (04/23/2025 12:01PM) Docs uploaded.	Response 1 (04/23/2025 12:03PM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	3	1
xxxxxx	833992	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Missing background check	xxxxxx	The loan file is missing the background search for the borrowing entity to include liens and judgment search.	Resolved	Rebuttal 1 (04/18/2025 4:40PM) Attached	Response 1 (04/22/2025 1:16PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	833992	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.						1	1	3	1
xxxxxx	833990	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not signed by the lender.	Acknowledged					2	2	2	2
xxxxxx	833990	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	833990	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	848364	1 of 7	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Exhibit B to the Loan Agreement is missing the execution date.	Resolved	Rebuttal 1 (08/26/2025 8:34PM) exhibit b	Response 1 (08/27/2025 12:10PM) The documentation provided is sufficient to cure the finding. (Resolved)			3	1	3	2
xxxxxx	848364	2 of 7	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/02/2025 9:44AM) Docs uploaded.	Response 1 (09/02/2025 9:46AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	848364	3 of 7	xxxxxx	xxxxxx	Credit	DSCR - Missing background check	xxxxxx	Missing background check per guidelines. The background check for xxxxxx is missing from the loan file.	Resolved	Rebuttal 1 (08/26/2025 8:17PM) background	Response 1 (08/27/2025 5:51PM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	848364	4 of 7	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	A personal Guaranty is required from one or more owners representing a majority ownership interest and any individual whose assets were used to qualify for the loan. (51% or more). The following are missing for xxxxxx: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship. 2) An authorization for a credit report and background report. 3) Identification documentation must be provided as in a driver's license, passport, or similar	Resolved	Rebuttal 1 (08/26/2025 8:13PM) guarantor docs	Response 1 (08/27/2025 5:51PM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	848364	5 of 7	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The lender provided an exception to allow for a change in the entity structure after application date. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 721 FICO, 113 mos reserves	2	2	3	2
xxxxxx	848364	6 of 7	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The lender provided an exception to allow for a xxxxxx. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 721 FICO, 113 mos reserves	2	2	3	2
xxxxxx	848364	7 of 7	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.6.						1	1	3	2
xxxxxx	848385	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/11/2025 9:26AM) Docs uploaded.	Response 1 (09/11/2025 9:42AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848385	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848385	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.						1	1	2	1
xxxxxx	849853	1 of 8	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/09/2025 8:37AM) Docs uploaded.	Response 1 (09/09/2025 8:40AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	849853	2 of 8	xxxxxx	xxxxxx	Compliance	Security Instrument - Name Discrepancy	xxxxxx	The Vested Interest on the Security Instrument is inconsistent with the Title. The loan file did not contain the transfer deed from xxxxxx and xxxxxx to xxxxxx.	Resolved	Rebuttal 1 (09/10/2025 7:28PM) attached	Response 1 (09/12/2025 11:01AM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	2
xxxxxx	849853	3 of 8	xxxxxx	xxxxxx	Credit	Assets - Bank Statements	xxxxxx	Per the guidelines assets must be seasoned for 60 days. The loan file contains two xxxxxx accounts, with one bank statement for each account. An additional consecutive statement for each xxxxxx account is needed to meet the guideline requirement.	Resolved	Rebuttal 1 (09/09/2025 12:57PM) attached	Response 1 (09/11/2025 8:12AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849853	4 of 8	xxxxxx	xxxxxx	Credit	Assets - Minimum Reserves	xxxxxx	Assets were required in the amount of $19493 ($1921 funds due at closing + $17572 reserves). Assets were verified in the amount of $15962 (xxxxxx $4986 + xxxxxx $3442 + xxxxxx Insurance Policy xxxxxx) resulting in short reserves in the amount of $3531.	Resolved	Rebuttal 1 (09/09/2025 12:59PM) attached	Response 1 (09/11/2025 8:15AM) It could not be determined if the projected figure had been adjusted for loan balance. Please provided a current reconciled cash surrender value. (Upheld) Response 2 (09/12/2025 3:40PM) Upon further review assets required are accounted for after recalculation. (Void)			1	1	3	2
xxxxxx	849853	5 of 8	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines a Chapter 7 bankruptcy must be discharged, a minimum of twelve months prior to the Note Date. The length of time is measured from the discharge or dismissed date. The bankruptcy and Notice of filing under Chapter 7 identifies that the Borrowed filed on xxxxxx, however the loan file is missing documents to support the date that Chapter 7 bankruptcy was discharged or dismissed.	Resolved	Rebuttal 1 (09/05/2025 2:21PM) The bankruptcy is not on credit or the xxxxxx report. Please provide the source of this information?	Response 1 (09/09/2025 6:33AM) PACER reflected the BK. The discharge information was also provided. Discharged xxxxxx. (Void)			1	1	3	2
xxxxxx	849853	6 of 8	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines non-borrowing guarantors must provide a limited application with name, address, DOB, SSN and citizenship. Additional ID such as a driver's license or passport is required. A credit report and fraud report, along with authorization to pull must be obtained with the guarantor meeting the minimum credit score requirements. The second member, xxxxxx signed the Guaranty Agreement however, the file is missing all other required documentation. Guideline requirement have not been met.	Resolved	Rebuttal 1 (09/04/2025 3:05PM) attached Rebuttal 2 (09/08/2025 3:20PM) Please see attached. Rebuttal 3 (09/09/2025 12:52PM) attached Rebuttal 4 (09/10/2025 7:29PM) attached	Response 1 (09/08/2025 7:16AM) Photo ID is not legible. (Upheld) Response 2 (09/10/2025 9:06AM) Borrower ID received a second time. Still need xxxxxx ID. (Upheld) Response 3 (09/12/2025 6:41AM) Documentation received is sufficient. (Resolved)			1	1	3	2
xxxxxx	849853	7 of 8	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to proceed with refinance for Borrow with 699 FICO and LTV greater than 65%. Determined non-material based on compensating factors.	Waived				Compensating Factors: Experienced Investor, Repeat xxxxxx Client	2	2	3	2
xxxxxx	849853	8 of 8	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA in file supported the appraised value.						1	1	3	2
xxxxxx	848386	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/02/2025 9:08AM) Docs uploaded.	Response 1 (09/02/2025 9:10AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848386	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848386	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.						1	1	2	1
xxxxxx	849897	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/17/2025 9:48AM) Docs uploaded.	Response 1 (09/17/2025 10:03AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849897	2 of 4	xxxxxx	xxxxxx	Compliance	Security Instrument - Name Discrepancy	xxxxxx	The vested interest on the security instrument could not be verified as accurate. Although there was a Warranty deed in the file, it was not executed.	Resolved	Rebuttal 1 (09/15/2025 4:23PM) signed warranty deed	Response 1 (09/17/2025 10:03AM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	1
xxxxxx	849897	3 of 4	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	3	1
xxxxxx	849897	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.						1	1	3	1
xxxxxx	848365	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/11/2025 11:59AM) Docs uploaded.	Response 1 (09/11/2025 12:10PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848365	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848365	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	1
xxxxxx	849854	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/18/2025 3:39PM) Docs uploaded.	Response 1 (09/18/2025 3:41PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849854	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849854	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	849855	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
xxxxxx	849855	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	1	1
xxxxxx	849855	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value						1	1	1	1
xxxxxx	848367	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (08/28/2025 8:10AM) Docs uploaded.	Response 1 (08/28/2025 8:10AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	848367	2 of 4	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	Per guidelines: Borrower must provide a 12 month history of rental income from a currently owned short term rental equal to the forecasted income of the subject property to support their experience. Proof of 12 months experience is missing from the loan file.	Waived	Rebuttal 1 (09/04/2025 8:04AM) Please see the attached exception	Response 1 (09/08/2025 7:52AM) Waiver granted by Investor. (Waived)		771 score. 76.5% LTV. 11 months of reserves.	3	2	3	2
xxxxxx	848367	3 of 4	xxxxxx	xxxxxx	Credit	Verification Documentation - VOR	xxxxxx	The VOR in file for the borrowers primary residence is from a private party which requires 12 months canceled checks to support. The canceled checks are missing from the loan file.	Resolved	Rebuttal 1 (08/29/2025 9:40AM) Instead of cancelled checks, we have bank statements showing rent transaction history. This can be considered. Please see the attached example screenshot	Response 1 (09/03/2025 2:18PM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	848367	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.						1	1	3	2
xxxxxx	848369	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/10/2025 10:59AM) Docs uploaded.	Response 1 (09/10/2025 11:00AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848369	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848369	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.						1	1	2	1
xxxxxx	848389	1 of 5	xxxxxx	xxxxxx	Compliance	HUD1 - Not Final	xxxxxx	It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A. HUD1 in file is not stamped or signed by borrower and has Preliminary across it.	Acknowledged					2	2	2	2
xxxxxx	848389	2 of 5	xxxxxx	xxxxxx	Credit	Appraisal - Other	xxxxxx	The loan file contains a lender exception for using appraisal form xxxxxx instead of required form xxxxxx. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: >12 months PITI, LTV 5% less than max	2	2	2	2
xxxxxx	848389	3 of 5	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception for borrower experience, inexperienced borrowers not allowed on 5-10 properties, recently inherited. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: >12 months PITI, LTV 5% less than max	2	2	2	2
xxxxxx	848389	4 of 5	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception subject is a xxxxxx family, guidelines require each unit is to be a minimum of 500 sq feet but xxxxxx of the units are only xxxxxx each. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: >12 months PITI, LTV 5% less than max	2	2	2	2
xxxxxx	848389	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	2
xxxxxx	848391	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
xxxxxx	848391	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	1	1
xxxxxx	848391	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.						1	1	1	1
xxxxxx	849859	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/11/2025 10:22AM) Docs uploaded.	Response 1 (09/11/2025 10:28AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849859	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines non-borrowing guarantors must provide a limited application with name, address, DOB, SSN and citizenship. Additionally, ID such as a driver's license or passport is required. A credit report and fraud report, along with authorization to pull must be obtained with the guarantor meeting the minimum credit score requirements. The second member, xxxxxx signed the Guaranty Agreement however, the file is missing all other required documentation.	Resolved	Rebuttal 1 (09/09/2025 11:39AM) Please see attached guarantor docs for xxxxxx.	Response 1 (09/11/2025 8:18AM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	849859	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA was provided and supports original appraised value.						1	1	3	1
xxxxxx	848368	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
xxxxxx	848368	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	1	1
xxxxxx	848368	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.						1	1	1	1
xxxxxx	849896	1 of 5	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	3	2
xxxxxx	849896	2 of 5	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	849896	3 of 5	xxxxxx	xxxxxx	Compliance	TRID - Zero Tolerance Violation (No Valid COC)	xxxxxx	The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee. A cost to cure in the amount of $200.00 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.	Resolved	Rebuttal 1 (09/22/2025 12:50PM) cure issued	Response 1 (09/24/2025 11:52AM) The documentation provided is sufficient to clear the finding. (Resolved)			3	2	3	2
xxxxxx	849896	4 of 5	xxxxxx	xxxxxx	Credit	Income - Other	xxxxxx	The loan file is missing income documentation supporting the borrowers qualifying income of $38,486.64/mo. Additional conditions may apply as it is unclear how the lender qualified the borrowers income therefore more specific findings cannot be provided at time of audit.	Resolved	Rebuttal 1 (09/17/2025 4:41PM) asset bank statement	Response 1 (09/19/2025 10:57AM) Documentation received is sufficient. (Resolved)			4	1	3	2
xxxxxx	849896	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	848362	1 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	2	2
xxxxxx	848362	2 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx.Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	2	2
xxxxxx	848362	3 of 4	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	848362	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.						1	1	2	2
xxxxxx	848372	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (08/28/2025 8:20AM) Docs uploaded.	Response 1 (08/28/2025 8:20AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	848372	2 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the required Appraisal Completion Report. Additonal condtions may apply.	Resolved	Rebuttal 1 (08/27/2025 4:16PM) Please see the attached	Response 1 (08/29/2025 7:26AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	848372	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow the use of the lease agreement for two years beginning xxxxxx for $1,475 a month rent confirmed by appraisal. xxxxxx guidelines require if lease amount is higher than 1007 requires two months’ rent receipts. Determine non-material based on compensating factors (waived).	Waived				Compensating Factors: Fico score 722,	2	2	3	2
xxxxxx	848372	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	2
xxxxxx	848357	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/11/2025 9:15AM) Docs uploaded.	Response 1 (09/11/2025 9:15AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	848357	2 of 3	xxxxxx	xxxxxx	Credit	Hazard Insurance - Missing/Insufficient	xxxxxx	Per the guidelines, liability coverage in the minimum amount of $100,000.00 is required. There is an email document in the loan file from xxxxxx stating xxxxxx has xxxxxx in liability coverage but the policy and premium are missing from the loan file. Additional conditions may apply.	Resolved	Rebuttal 1 (09/05/2025 6:32PM) attached	Response 1 (09/09/2025 6:42AM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	848357	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.0.						1	1	3	1
xxxxxx	849894	1 of 5	xxxxxx	xxxxxx	Compliance	ROR - Timing	xxxxxx	This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3) ).The funding date, xxxxxx is before the third business day following consummation, xxxxxx.	Resolved	Rebuttal 1 (09/22/2025 2:01PM) attached Rebuttal 2 (09/30/2025 9:15AM) Re-opened rescission.	Response 1 (09/24/2025 11:38AM) The documentation provided is not sufficient to clear the finding. The CD issued on xxxxxx was provided in the original loan file and doe snot address the issue. The loan closed on xxxxxx and the borrower has until midnight of xxxxxx to rescind. The Final CD issued on xxxxxx discloses the funding date as xxxxxx; the loan funded prior to the end of the rescission period. Please provide evidence of funding of loan. (Upheld) Response 2 (09/30/2025 9:18AM) There-opened rescission expired at midnight on xxxxxx clearing the exception.(Resolved)			3	2	3	2
xxxxxx	849894	2 of 5	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	849894	3 of 5	xxxxxx	xxxxxx	Credit	Debts - Not Verified	xxxxxx	The borrower owns 2 rental properties located at xxxxxx and xxxxxx. The file is missing the required verification of HOI for both properties.	Resolved	Rebuttal 1 (09/15/2025 2:05PM) attached	Response 1 (09/17/2025 8:01AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849894	4 of 5	xxxxxx	xxxxxx	Credit	Income - Other/Missing	xxxxxx	The borrower was qualified under the 24 months bank statement program. The file is missing the required bank statements from 06/2024 - 01/2024.	Resolved	Rebuttal 1 (09/15/2025 3:13PM) It appears that the Bank Statements were split accounts, as in they used one account for part of it and moved to another account for the rest of the analysis. xxxxxx for the months in question are attached.	Response 1 (09/17/2025 7:58AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849894	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	848374	1 of 3	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee, Desk Review Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	2	2
xxxxxx	848374	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	848374	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained a CDA dated xxxxxx which supported the appraised value. CU score is 2.5.						1	1	2	2
xxxxxx	848375	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/02/2025 10:14AM) Docs uploaded.	Response 1 (09/02/2025 10:15AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	848375	2 of 3	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	Guarantors are required to complete a limited application that includes their name, address, date or birth, social security number and citizenship. Authorization to pull credit report and background report are required along with the guarantor's credit score meeting the minimum program guidelines. The required documents are missing for xxxxxx.	Resolved	Rebuttal 1 (08/26/2025 10:27PM) guarantor docs	Response 1 (08/27/2025 5:45PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	848375	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.						1	1	3	1
xxxxxx	848377	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/11/2025 11:06AM) Docs uploaded.	Response 1 (09/11/2025 11:08AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	848377	2 of 3	xxxxxx	xxxxxx	Credit	Hazard Insurance - Missing/Insufficient	xxxxxx	Per the guidelines, liability coverage in the minimum amount of $100,000.00 is required. The hazard policy does not reflect any liability coverage.	Resolved	Rebuttal 1 (09/05/2025 6:00PM) Email from ins agent attached.	Response 1 (09/09/2025 6:46AM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	848377	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	1
xxxxxx	848363	1 of 3	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	2	2
xxxxxx	848363	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	848363	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an SSR dated xxxxxx with a CU score over 2.5; however, the loan file also contained a CDA dated xxxxxx which supports the appraised value. The CDA was a second valuation product, per the rating agencies, this is graded as an xxxxxx.	Resolved	Rebuttal 1 (08/20/2025 1:16PM) Ok with xxxxxx	Response 1 (08/22/2025 7:26AM) Upon further review this should be graded and xxxxxx. (Resolved)			1	1	2	2
xxxxxx	849852	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/25/2025 4:21PM) Docs uploaded.	Response 1 (09/25/2025 4:25PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849852	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849852	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	849890	1 of 6	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (10/03/2025 8:12AM) Docs uploaded.	Response 1 (10/03/2025 8:13AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	849890	2 of 6	xxxxxx	xxxxxx	Credit	DSCR - Missing background check	xxxxxx	The loan file is missing the background search to include a lien and judgment search for the borrowing entity xxxxxx.	Resolved	Rebuttal 1 (09/10/2025 3:16PM) Please see attached UCC search for entity.	Response 1 (09/12/2025 6:52AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849890	3 of 6	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per guidelines, the source of funds for the delayed purchase transaction must be documented. The loan file does not include bank statements reflecting the source of funds for the original purchase transaction.	Resolved	Rebuttal 1 (09/11/2025 12:06PM) The loan closed as a cash out transaction and not delayedfinancing. The HUD was provided to document seasoning for cash out, not for usein delayed financing.Pleasenote the loan purpose is listed as cash out and it would have been listed as nocash out if it was delayed financing.	Response 1 (09/11/2025 12:08PM) Upon further review subject loan was not a delayed financing transaction. (Void)			1	1	3	2
xxxxxx	849890	4 of 6	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains an exception to allow loan to close based on the deed signing date as opposed to the settlement statement date. Determined non material based on compensating factors. (waived)	Waived				comp factors: credit 733, LTV 46.354, reserves > $200k	2	2	3	2
xxxxxx	849890	5 of 6	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains an exception to waive the foundation inspection for a property built in xxxxxx. Determined non material based on compensating factors. (waived)	Waived				comp factors: credit 733, LTV 46.354, reserves > $200k	2	2	3	2
xxxxxx	849890	6 of 6	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.						1	1	3	2
xxxxxx	849889	1 of 4	xxxxxx	xxxxxx	Compliance	Security Instrument - Incomplete	xxxxxx	The security instrument was not completed accurately. The Name of the Development on the PUD Rider is blank and does not match the PUD Development Name on the legal description, of the Security Instrument.	Resolved	Rebuttal 1 (09/09/2025 5:37PM) attached	Response 1 (09/11/2025 1:11PM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	2
xxxxxx	849889	2 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	3	2
xxxxxx	849889	3 of 4	xxxxxx	xxxxxx	Credit	Debts - Not Verified	xxxxxx	The application and approval state the borrower obtained a Bridge Loan in the amount of xxxxxx. The file is missing the required Bridge Loan documentation to verify the first mortgage on the borrower's current primary home was paid off with the Bridge Loan. Otherwise, the DTI will exceed 50%.	Resolved	Rebuttal 1 (09/08/2025 5:18PM) attached	Response 1 (09/10/2025 10:34AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849889	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.						1	1	3	2
xxxxxx	849888	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/15/2025 11:03AM) Docs uploaded.	Response 1 (09/15/2025 11:05AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849888	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849888	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value						1	1	2	1
xxxxxx	849885	1 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on xxxxxx. Credit Report. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	2	2
xxxxxx	849885	2 of 4	xxxxxx	xxxxxx	Credit	Assets - Minimum Reserves	xxxxxx	The guidelines state 3 months or $$10,552 are required cash reserves. The file indicates the borrower is $4268 short reserves. No lender exception was provided.	Resolved	Rebuttal 1 (09/12/2025 9:33AM) Please see the attached HUD and statements totaling $240,372.72 in assets covering the CTC iao $218,578.52 and 3 months reserves iao $12,372.99 Rebuttal 2 (09/16/2025 4:10PM) Request to revisit as this LTV does not require reserves per guidelines	Response 1 (09/16/2025 9:13AM) Funds calculated in rebuttal did not use the latest statement for xxxxxx xxxxxx. The 6/3/2025 statement was used. The 8/3/2025 statement for xxxxxx xxxxxx was used at review, which is just under $15,000 less. The shortage stands. (Upheld) Response 2 (09/18/2025 12:23PM) Explanation received is sufficient. (Void)			1	1	2	2
xxxxxx	849885	3 of 4	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The subject property is a Bridge Loan purchase. Guidelines allow for max cash back of $5000. The subject exceeds the max cash back of $5000. A lender Exception was provided to allow for the excessive cash back. Determined non-material based on compensating factors. (waived)	Waived				Compensating Factors: Borrower has a credit score of 792 and an LTV of 65%.	2	2	2	2
xxxxxx	849885	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	849898	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/25/2025 11:44AM) Docs uploaded.	Response 1 (09/25/2025 11:46AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849898	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849898	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	848358	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/12/2025 9:24AM) Docs uploaded.	Response 1 (09/12/2025 9:25AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848358	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848358	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	Value is supported within 10% of original appraisal amount. The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file also contained a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	848359	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/12/2025 9:27AM) Docs uploaded.	Response 1 (09/12/2025 9:28AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848359	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848359	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.						1	1	2	1
xxxxxx	849910	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/16/2025 3:51PM) Docs uploaded.	Response 1 (09/16/2025 3:53PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849910	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849910	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	1
xxxxxx	848360	1 of 4	xxxxxx	xxxxxx	Compliance	Federal - HPML APR/Non-Compliant	xxxxxx	The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.286% and the calculated APR 9.2395%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: xxxxxx. The loan is a non-compliant HPML due to the following: Appraisal requirements have not been met.	Resolved	Rebuttal 1 (08/22/2025 4:50PM) appraisal delivery	Response 1 (08/26/2025 3:12PM) The loan is a compliant Federal HPML, Appraisal requirements have been met.(Resolved)			3	1	3	2
xxxxxx	848360	2 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee and Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	848360	3 of 4	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	3	2
xxxxxx	848360	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The loan file contained a CDA dated xxxxxx which supported the appraised value. CU score is 1.8						1	1	3	2
xxxxxx	849909	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/19/2025 4:11PM) Docs uploaded.	Response 1 (09/19/2025 4:19PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	849909	2 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report. The file is missing the required documentation for xxxxxx.	Resolved	Rebuttal 1 (09/17/2025 4:27PM) guarantor docs	Response 1 (09/19/2025 10:36AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849909	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to proceed forward with pending litigation that appears to be settled between parties with no major financial risk to association. Lawsuit is not applicable to subject property or borrower and is not a structural or health and safety issue. Determined non-material based on compensating factors (waived).	Waived				Compensating Factors: Experienced Investor, FICO 773	2	2	3	2
xxxxxx	849909	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	2
xxxxxx	849908	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/16/2025 3:54PM) Docs uploaded.	Response 1 (09/16/2025 3:56PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849908	2 of 3	xxxxxx	xxxxxx	Credit	Appraisal - Other	xxxxxx	Per the appraisal photos there are xxxxxx issue comments and photos are required stating if there are xxxxxx.	Resolved	Rebuttal 1 (09/16/2025 11:37AM) appraisal	Response 1 (09/18/2025 1:03PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	849908	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	1
xxxxxx	849907	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/10/2025 10:26AM) Docs uploaded.	Response 1 (09/10/2025 10:33AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849907	2 of 4	xxxxxx	xxxxxx	Compliance	Security Instrument - Name Discrepancy	xxxxxx	The security instrument was not completed accurately. The Mortgage reflects vesting as an Entity; however, the current vesting on the Title Report reflects xxxxxx and xxxxxx. While a gift deed is included in the file to transfer interest to the Entity, the deed is not executed.	Resolved	Rebuttal 1 (09/08/2025 11:21AM) Please see the attached	Response 1 (09/10/2025 10:33AM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	1
xxxxxx	849907	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report 3) Identification documentation as in a driver's license, passport, or similar. The loan file is missing the required documentation for xxxxxx (50% ownership of LLC).	Resolved	Rebuttal 1 (09/08/2025 11:13AM) Please see the attached. We don’t pull Individual Background checks on DSCR. We just pull an Entity Background check and then we add the Guarantor’s Individual name on the xxxxxx. Rebuttal 2 (09/10/2025 11:14AM) Request to revisit. The attached is a legible copy of xxxxxx ID. Please advise to which portion cannot be read or reviewed Rebuttal 3 (09/11/2025 1:33PM) Doc provided.	Response 1 (09/10/2025 10:30AM) License for xxxxxx is not legible. (Upheld) Response 2 (09/11/2025 1:34PM) Legible copy of license provided. (Resolved)			3	1	3	1
xxxxxx	849907	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.0.						1	1	3	1
xxxxxx	848384	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/09/2025 5:12PM) Docs uploaded.	Response 1 (09/09/2025 5:15PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848384	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848384	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2.2.						1	1	2	1
xxxxxx	848387	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (08/27/2025 11:13AM) Docs uploaded.	Response 1 (08/27/2025 11:33AM) The documentation provided is sufficient to cure the finding. (Resolved)			2	1	2	1
xxxxxx	848387	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848387	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	848379	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/02/2025 11:06AM) Docs uploaded.	Response 1 (09/02/2025 11:08AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848379	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848379	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	849905	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Exhibit B of the Loan Agreement does not reflect the execution date.	Resolved	Rebuttal 1 (09/09/2025 6:27PM) attached	Response 1 (09/11/2025 12:45PM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	1
xxxxxx	849905	2 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/11/2025 12:44PM) Docs uploaded.	Response 1 (09/11/2025 12:44PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849905	3 of 4	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	3	1
xxxxxx	849905	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.5.						1	1	3	1
xxxxxx	848388	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/09/2025 9:05AM) Docs uploaded.	Response 1 (09/09/2025 9:06AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	848388	2 of 3	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines non-borrowing guarantors must provide a limited application with name, address, DOB, SSN and citizenship. Additional ID such as a driver's license or passport is required. A credit report and fraud report, along with authorization to pull must be obtained with the guarantor meeting the minimum credit score requirements. The second member, xxxxxx, signed the Guaranty Agreement however, the file is missing all other required documentation. Guideline requirements have not been met.	Resolved	Rebuttal 1 (09/04/2025 4:16PM) guarantor docs	Response 1 (09/08/2025 7:47AM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	848388	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.						1	1	3	1
xxxxxx	849903	1 of 3	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Desk Review Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	849903	2 of 3	xxxxxx	xxxxxx	Credit	Assets - Cash to Close	xxxxxx	The file is missing verification of the stated Bridge Loan in the amount of xxxxxx on borrower's primary residence located at xxxxxx. Additional conditions may apply.	Resolved	Rebuttal 1 (09/24/2025 2:23PM) Please see the attached	Response 1 (09/26/2025 6:33AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849903	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	849902	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/12/2025 11:32AM) Docs uploaded.	Response 1 (09/12/2025 11:32AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	849902	2 of 4	xxxxxx	xxxxxx	Compliance	Security Instrument - Incomplete	xxxxxx	The following section of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The 1-4 Family Rider is missing Page 3.	Resolved	Rebuttal 1 (09/10/2025 3:29PM) attached	Response 1 (09/12/2025 11:32AM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	2
xxxxxx	849902	3 of 4	xxxxxx	xxxxxx	Credit	Condo - Other	xxxxxx	Lender Exception provided for "Investor concentration at 77%." Determined non-material based on compensating factors (waived).	Waived				Compensating Factors: Low DTI, Excess Reserves, Great Credit	2	2	3	2
xxxxxx	849902	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	849861	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/25/2025 9:18AM) Docs uploaded.	Response 1 (09/25/2025 9:19AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849861	2 of 3	xxxxxx	xxxxxx	Credit	Appraisal - Other	xxxxxx	Per the guidelines, properties must contain a full kitchen. The appraiser indicates appliances for subject property include a xxxxxx, however, photo of the kitchen does not indicate a xxxxxx is in place. Please provide evidence of the stove being installed.	Resolved	Rebuttal 1 (09/26/2025 11:19AM) xxxxxx	Response 1 (09/30/2025 8:10AM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	849861	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a second appraisal completed on xxxxxx which supports the value.						1	1	3	1
xxxxxx	848383	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/12/2025 4:50PM) Docs uploaded.	Response 1 (09/12/2025 4:52PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848383	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848383	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.						1	1	2	1
xxxxxx	849880	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/26/2025 5:10PM) Docs uploaded.	Response 1 (09/26/2025 5:11PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	849880	2 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	Borrower 1 was 50%/50% owner of the borrowing entity, xxxxxx, with a non-borrower, xxxxxx. Lender guidelines require Personal Guaranty to be signed by one or more owners representing a majority ownership (51%). The loan file contained the Guaranty for both guarantors as required. However, the loan file did not contain a 1) limited application that includes name, address, date of birth, social security, and citizenship 2) authorization for credit report and 3) background check. Additional conditions may apply.	Resolved	Rebuttal 1 (09/24/2025 4:21PM) attached	Response 1 (09/26/2025 6:19AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849880	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow xxxxxx. xxxxxx guidelines state no rural properties. Determined non-material based on compensating factors (waived).	Waived				Compensating Factors: Fico score 785, experienced investor.	2	2	3	2
xxxxxx	849880	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	3	2
xxxxxx	849878	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/19/2025 4:36PM) Docs uploaded.	Response 1 (09/19/2025 4:40PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849878	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849878	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	848376	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The loan agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/10/2025 10:35AM) Docs uploaded.	Response 1 (09/10/2025 10:36AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	848376	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	848376	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA was provided dated xxxxxx and supported the original appraised value.						1	1	2	1
xxxxxx	849876	1 of 5	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/12/2025 5:02PM) Docs uploaded.	Response 1 (09/12/2025 5:04PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	2
xxxxxx	849876	2 of 5	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The file does not contain verification of the borrowers short term rental experience. Per guidelines “Borrower must show a history of owning and managing a minimum of 1 vacation rental in the same short term rental market for at least 12 months in the last 36 months”	Resolved	Rebuttal 1 (09/10/2025 3:55PM) xxxxxx is a short-term rental; borrower acquired it in xxxxxx - plesae see attached	Response 1 (09/12/2025 6:33AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849876	3 of 5	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The lender provided an exception to allow a for 1 comp located outside the subject project. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 805 FICO, experienced investor	2	2	3	2
xxxxxx	849876	4 of 5	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The lender provided an exception to allow the transaction to proceed as a xxxxxx despite the appropriate box on the condo questionnaire not being checked. Considered non-material based on compensating factors (waived).	Waived				Compensating factors: 805 FICO, experienced investor	2	2	3	2
xxxxxx	849876	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	849875	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/19/2025 4:53PM) Docs uploaded.	Response 1 (09/19/2025 4:58PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	2
xxxxxx	849875	2 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception for the borrower living rent free, verification of lease and 2 months’ rent is not available. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: DSCR >1.0, 794 FICO	2	2	2	2
xxxxxx	849875	3 of 4	xxxxxx	xxxxxx	Credit	Program Parameters - Property Type	xxxxxx	The loan file contains a lender exception to waive the foundation inspection; property built prior to 1925. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: DSCR >1.0, 794 FICO	2	2	2	2
xxxxxx	849875	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	2
xxxxxx	849874	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/19/2025 4:59PM) Docs uploaded.	Response 1 (09/19/2025 5:01PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	2
xxxxxx	849874	2 of 4	xxxxxx	xxxxxx	Credit	Appraisal - Other	xxxxxx	The loan file contains a lender exception to waive the foundation inspection; property built prior to 1925. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: DSCR >1.0, 794 FICO	2	2	2	2
xxxxxx	849874	3 of 4	xxxxxx	xxxxxx	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception for the borrower living rent free, verification of lease and 2 months' rent is not available. Determined non-material based on compensating factors (waived).	Waived				Compensating factors: DSCR >1.0, 794 FICO	2	2	2	2
xxxxxx	849874	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	2
xxxxxx	849872	1 of 5	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	3	2
xxxxxx	849872	2 of 5	xxxxxx	xxxxxx	Compliance	TRID - CD - Revised CD Delivery Date (No Waiting Period)	xxxxxx	This loan failed the revised Closing Disclosure delivery date test (no waiting period required) due to the following: The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on xxxxxx was signed and dated xxxxxx which is after consummation, xxxxxx.	Resolved	Rebuttal 1 (09/24/2025 5:03PM) The CD dated xxxxxx was delivered in person and was wet-signed by borrower on xxxxxx. Please see attached.	Response 1 (09/26/2025 11:01AM) The documentation provided is sufficient to clear the finding. (Resolved)			3	1	3	2
xxxxxx	849872	3 of 5	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	849872	4 of 5	xxxxxx	xxxxxx	Credit	Assets - Cash to Close	xxxxxx	The file is missing verification of the stated Bridge Loan in the amount of xxxxxx from the sale of the borrowers primary residence located at xxxxxx. Additional conditions may apply.	Resolved	Rebuttal 1 (09/23/2025 7:07PM) attached	Response 1 (09/24/2025 7:12PM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849872	5 of 5	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.						1	1	3	2
xxxxxx	849871	1 of 3	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as "Other"; however, it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	2	2
xxxxxx	849871	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	2
xxxxxx	849871	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	2	2
xxxxxx	849870	1 of 6	xxxxxx	xxxxxx	Compliance	Federal - HPML APR/Compliant	xxxxxx	The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 9.252% and the calculated APR 9.186, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: xxxxxx. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	Acknowledged					1	1	3	2
xxxxxx	849870	2 of 6	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	849870	3 of 6	xxxxxx	xxxxxx	Credit	Program Parameters - LTV	xxxxxx	The LTV does not meet the program eligibility guidelines. Guidelines state the max LTV for a purchase with a gift funds is 80%. The subject closed with an LTV of 90%. A lender Exception was provided for the increase of the LTV to 90%. Determined non-material based on compensating factors. (waived)	Waived				Compensating Factors: Borrower has a 726 credit score and a DTI of 29.433%.	2	2	3	2
xxxxxx	849870	4 of 6	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	The borrower is using $7K in gift funds to close. The gift letter states the gift funds are from the borrowers girlfriend. A lender Exception was provided to allow for the gift funds from the borrower's girlfriend. Determined non-material based on compensating factors. (waived)	Waived				Compensating Factors: Borrower has a 726 credit score and a DTI of 29.433%.	2	2	3	2
xxxxxx	849870	5 of 6	xxxxxx	xxxxxx	Credit	Verification Documentation - VOE/Missing	xxxxxx	Borrower was qualified as a 1099 employee of xxxxxx. Guidelines require proof that the business is active by a third-party source dated within 10 days of the note. No documentation was provided to confirm.	Resolved	Rebuttal 1 (09/17/2025 4:32PM) attached	Response 1 (09/19/2025 11:11AM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849870	6 of 6	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.						1	1	3	2
xxxxxx	849867	1 of 3	xxxxxx	xxxxxx	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.						1	1	1	1
xxxxxx	849867	2 of 3	xxxxxx	xxxxxx	Credit	Appraisal - Other	xxxxxx	The appraisal transfer letter on the originating lenders letterhead is missing from the loan file.	Resolved	Rebuttal 1 (09/15/2025 1:09PM) This is table funded loan; no appraisal transfer letter is required.	Response 1 (09/17/2025 8:33AM) Explanation received is sufficient. (Void)			1	1	1	1
xxxxxx	849867	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	1	1
xxxxxx	849865	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/15/2025 11:35AM) Docs uploaded.	Response 1 (09/15/2025 11:36AM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849865	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849865	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.						1	1	2	1
xxxxxx	849864	1 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged					2	2	3	2
xxxxxx	849864	2 of 4	xxxxxx	xxxxxx	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged					2	2	3	2
xxxxxx	849864	3 of 4	xxxxxx	xxxxxx	Credit	Income - Other	xxxxxx	The loan application reflects income of $3750 for second borrower , xxxxxx. The loan file contains proof business is active within 10 days of note date, xxxxxx 1099 transcript along with bank statements reflecting YTD earnings. Based on the documents provided in the loan file the lender used greater than a 10% expense factor; however, a 3rd party prepared P&L was not provided in the loan file to confirm the expense factor. Reviewer unable to confirm income of $3750.	Resolved	Rebuttal 1 (09/22/2025 12:30PM) the UW used OPTION one on the borrower’s income which didn’t require further documentation.	Response 1 (09/24/2025 2:35PM) Documentation received is sufficient. (Resolved)			3	1	3	2
xxxxxx	849864	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1						1	1	3	2
xxxxxx	849862	1 of 3	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (09/26/2025 5:21PM) Docs uploaded.	Response 1 (09/26/2025 5:23PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	2	1
xxxxxx	849862	2 of 3	xxxxxx	xxxxxx	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.						1	1	2	1
xxxxxx	849862	3 of 3	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value						1	1	2	1
xxxxxx	849912	1 of 4	xxxxxx	xxxxxx	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (09/25/2025 4:32PM) The documentation provided is sufficient to clear the finding. (Resolved)	Response 1 (09/25/2025 4:38PM) The documentation provided is sufficient to clear the finding. (Resolved)			2	1	3	1
xxxxxx	849912	2 of 4	xxxxxx	xxxxxx	Credit	Debts - Not Verified	xxxxxx	The application lists 4 investment properties owned by the borrower. The file is missing verification of PITI for all rentals owned except xxxxxx.	Resolved	Rebuttal 1 (09/22/2025 7:27PM) attached. For property, xxxxxx, the scheduled closing date is xxxxxx	Response 1 (09/24/2025 2:04PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	849912	3 of 4	xxxxxx	xxxxxx	Credit	Program Parameters - Other	xxxxxx	According to guidelines guarantors are required to provide a loan application, authorization for a credit report and background report as well as identification documents. The loan file did not contains ID documentation; however none of the other required documentation for the non borrowing guarantor, xxxxxx.	Resolved	Rebuttal 1 (09/22/2025 7:12PM) attached	Response 1 (09/24/2025 2:06PM) Documentation received is sufficient. (Resolved)			3	1	3	1
xxxxxx	849912	4 of 4	xxxxxx	xxxxxx	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.						1	1	3	1